Shareholders' Equity	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 9:	Shareholders' Equity

a.
Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company and to receive dividends, if declared.

b.
Stock Options and RSUs plans

In 2003, the Company adopted a share option plan which has been extended or replaced from time to time. The plan previously in effect was the Amended and Restated Share Option and RSU Plan as amended on August 10, 2014 (the “Plan”). Under the Plan, options and RSUs were granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire six years from the date of grant. The Plan was extended to expire on December 31, 2024 and then expired. In 2024, the Company adopted a new share option plan, the 2024 Equity Incentive Plan, to replace the Plan (the “New Plan”). Under the New Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire six years from the date of grant.

The Company has reserved sufficient authorized but unissued Shares for purposes of the Plan and the New Plan (together the “Plans”) subject to adjustments as provided in the Plans.

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2026:

	Six months ended June 30, 2026
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
				$ thousands

Outstanding at beginning of year	3,896,722	2.57	3.83	117
Granted	1,494,538	2.61
Exercised	(138,564)	2.08
Forfeited or expired (*)	(113,445)	2.65

Outstanding at end of the period	5,139,251	2.59	4.17	934

Options exercisable at end of the period	2,824,381	2.64	3.41	569

Vested and expected to vest	4,626,291	2.60	4.03	863

(*) During the six months ended June 30, 2026, 37,975 of the Company’s stock options expired.

The weighted average fair value of options granted during the six months ended June 30, 2026, and 2025 was $0.72 and $1.05, respectively.

The intrinsic value of options exercised during the six months ended June 30, 2026, and 2025 was $105 thousand, and $264 thousand, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2026:

	Six months ended June 30, 2026
	Number of RSUs	Weighted average fair value

Unvested at beginning of year	3,468,848	2.34
Granted	537,289	2.49
Vested	(462,683)	3.15
Forfeited	(241,761)	2.40

Unvested at end of period	3,301,693	2.34

As of June 30, 2026, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $3,807 thousand, which is expected to be recognized over a weighted average period of approximately one year.

The following table sets forth the total share-based compensation expenses included in the consolidated statements of operations for the six months ended June 30, 2026, and 2025:

	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

Cost of revenues	239	189
Research and development, net	408	278
Sales and Marketing	690	640
General and administrative	1,310	1,092

Total share-based compensation expense	2,647	2,199